CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Cash flows from operating activities
Net loss	$ (20,470)	$ (2,246)	$ (10,992)	$ (3,806)	$ (7,451)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities
Depreciation and amortization	931	348	2,120	958	938
Change in fair value of preferred stock warrants	14,087	473	2,034	366	22
Stock-based compensation expense	2,672	510	3,760	1,585	1,300
Changes in operating assets and liabilities
Accounts receivable, net	11,015	(1,406)	(20,347)	(7,558)	(1,781)
Prepaid expenses, other current and non-current assets	12	(1,374)	(3,511)	(891)	(201)
Accounts payable	1,006	895	55	535	462
Accrued compensation	(4,457)	(2,244)	8,697	5,126	527
Accrued expenses and other liabilities	313	(426)	2,448	1,074	1,032
Deferred revenue	6,477	2,571	30,358	10,990	6,049
Net cash provided by (used in) operating activities	11,586	(2,899)	14,622	8,379	897
Cash flows from investing activities
Change in restricted cash			128	161	201
Purchase of property and equipment	(1,877)	(1,085)	(8,180)	(1,471)	(359)
Proceeds from the sale and maturity of marketable securities					4,877
Net cash provided by (used in) investing activities	(1,877)	(1,085)	(8,052)	(1,310)	4,719
Cash flows from financing activities
Payments of financing obligation under sale leaseback		(62)	(173)	(175)	(143)
Repayments of term debt	(2,289)	(58)	(711)
Proceeds from initial public offering, net of offering costs	226,512
Proceeds from early exercise of employee stock options		235	1,139	108	104
Proceeds from issuance of common stock			1,987	930	1,492
Proceeds from exercise of warrant			50
Proceeds from exercise of stock options	546	257
Proceeds from term debt		2,000	3,000
Net cash provided by financing activities	224,769	2,372	5,292	863	1,453
Net increase (decrease) in cash and cash equivalents	234,478	(1,612)	11,862	7,932	7,069
Cash and cash equivalents
Beginning of period	31,599	19,737	19,737	11,805	4,736
End of period	266,077	18,125	31,599	19,737	11,805
Supplemental disclosures
Cash paid for interest	40	7	111	16	30
Non-cash investing and financing activities
Accrued purchases of property and equipment	419	411	584	143	3
Conversion of warrant liability to Series A convertible preferred stock upon exercise of warrant			914
Deferred offering costs not yet paid	$ 999		$ 1,339